Income Tax Benefit/Expense - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Profit /(Loss) before income tax	$ (29,621,520)	$ 7,685,243	$ 7,102,486
Tax calculated at tax rate of 24%	(7,109,165)	1,844,458	1,704,597
Effects of:
- Non-taxable income	5,436,286	(2,837,492)	(2,975,662)
- Unutilised tax losses forfeited
- Unabsorbed tax losses	736,095	392,552	1,164,987
- Expenses not deductible for tax purposes	1,584,102	641,384	106,078
Total effects of income (loss)	647,318	40,902
Deferred tax	(4,085)	75,978
Over provision in prior year	(5,126)	(8,464)	(135,031)
Income tax expenses	$ 638,107	$ 108,416	$ (135,031)